Bank Loans - Schedule of Bank Loans (Details) - EUR (€)	Dec. 31, 2025	Dec. 31, 2024
Schedule of Bank Loans [Line Items]
Total loan	€ 4,510,831	€ 4,369,949
less: current portion	(4,510,831)	(4,369,949)
Total bank loan
Bank loans [Member]
Schedule of Bank Loans [Line Items]
Total loan	382	90,756
Lines of credit [Member]
Schedule of Bank Loans [Line Items]
Total loan	€ 4,510,449	€ 4,279,193